Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current
Cash and cash equivalents	$ 136,080	$ 543,650	$ 5,381,757
Accounts receivable, net of allowance for doubtful accounts of $16,349 (March 31, 2017 - $10,000)	37,196	383,903	0
Prepaid expenses and other receivables (Note 5)	169,287	228,047	231,733
Inventories (Note 6)	231,442	228,249	0
Due from related parties (Note 9(a))	19,429	18,731	41,445
Short term advances		0	125,153
Loans receivable		0	379,908
Total Current Assets	593,434	1,402,580	6,159,996
Equipment (Note 7)	196,231	227,421	76,750
Technology and other assets (Note 4)	4,860,690	5,030,624	0
Goodwill (Note 4)	22,308,275	22,308,275	0
Total Assets	27,958,630	28,968,900	6,236,746
Current
Accounts Payable (Notes 9(b))	957,360	784,771	320,916
Accrued liabilities (Notes 8 and 9(b))	1,873,613	1,228,657	515,979
Customer advances	109,100	121,562	0
Demand Notes Payable (Note 8)	335,309	330,600	0
Promissory Notes payable (Note 8)	192,154	236,548	0
Convertible Loans Payable (Note 8(a) and (b))	3,530,095	2,017,488	0
Deferred revenue	87,851	98,624	0
Total Current Liabilities	7,085,482	4,818,250	836,895
Shareholders’ Equity
Common Shares Value	101,794	96,794	72,591
Additional paid in capital	47,642,526	45,088,171	18,292,173
Shares to be issued (Note 10)	60,000	0
Deficit	(26,973,321)	(21,076,464)	(13,007,062)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders’ Equity	20,873,148	24,150,650	5,399,851
Total Liabilities and Shareholders’ Equity	27,958,630	28,968,900	6,236,746
Special Voting Preferred Stock [Member]
Shareholders’ Equity
Preferred Stock Value	0	0	0
Total Shareholders’ Equity	$ 0	$ 0	$ 0